Financial instruments - Fair value and risk management - Movements in derivative financial instruments designated as hedging instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Reclassified from hedging reserve to profit or loss	€ (297.7)	€ 33.5	€ (71.2)
Cash Flow Hedges
Disclosure of detailed information about hedging instruments [line items]
Change in fair value recognized in OCI	2,427.7	(418.7)	1.5
Reclassified from hedging reserve to profit or loss	(297.7)	33.5	(71.2)
Foreign currency risk | Cash Flow Hedges | Property, plant and equipment - aircraft additions
Disclosure of detailed information about hedging instruments [line items]
Change in fair value recognized in OCI	13.4	(149.8)	(515.0)
Foreign currency risk | Cash Flow Hedges | Fuel and oil operating expenses
Disclosure of detailed information about hedging instruments [line items]
Change in fair value recognized in OCI	14.4	(114.6)	117.7
Reclassified from hedging reserve to profit or loss	(130.4)	110.9	4.2
Interest rate risk | Cash Flow Hedges | Variable-rate instruments
Disclosure of detailed information about hedging instruments [line items]
Reclassified from hedging reserve to profit or loss			(3.6)
Commodity price risk | Cash Flow Hedges | Fuel and carbon operating expenses
Disclosure of detailed information about hedging instruments [line items]
Change in fair value recognized in OCI	2,399.9	(154.3)	398.8
Reclassified from hedging reserve to profit or loss	€ (167.3)	€ (77.4)	€ (71.8)